Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Current trade accounts and notes receivable	₩ 10,821,488	₩ 10,802,989
Non-current
Non-current trade accounts and notes receivable	27,779	42,516
Gross amount [member]
Current
Trade accounts and notes receivable	9,654,809	9,382,308
Due from customers for contract work	1,488,180	1,704,256
Non-current
Trade accounts and notes receivable	72,387	89,839
Allowance for credit losses [member]
Current
Less: Allowance for doubtful accounts	(321,501)	(283,575)
Non-current
Less: Allowance for doubtful accounts	₩ (44,608)	₩ (47,323)